Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	CAESARSTONE LTD.
Entity Central Index Key	0001504379
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Registration Statement	false
Entity File Number	001-35464
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	Kibbutz Sdot-Yam
Entity Address, City or Town	MP Menashe
Entity Address Country	IL
Entity Address, Postal Zip Code	3780400
Title of 12(b) Security	Ordinary shares, par value NIS 0.04 per share
Trading Symbol	CSTE
Name of Exchange on which Security is Registered	NASDAQ
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	34,573,899
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Caesarstone Ltd. and subsidiaries (the Company) as of December 31, 2025 and 2024, the related consolidated statements of operations, comprehensive income, shareholders' equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yosef (Yos) Shiran
Entity Address, Address Line One	Kibbutz Sdot-Yam
Entity Address, City or Town	MP Menashe
Entity Address Country	IL
Entity Address, Postal Zip Code	3780400
City Area Code	972
Local Phone Number	636-4555